Stockholders' Equity - Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			6 years 1 month 6 days	6 years 1 month 6 days
Dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 6 months	5 years 6 months
Risk-free interest rate	1.90%	1.30%	1.30%	1.60%
Volatility	61.00%	65.00%	65.00%	56.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 29 days	6 years 29 days
Risk-free interest rate	2.20%	1.70%	1.70%	1.70%
Volatility	69.00%	73.00%	73.00%	66.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%		0.00%